S000004325 [Member] Investment Objectives and Goals - iShares U.S. Industrials ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares U.S. Industrials ETF IYJ | Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares U.S. Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the industrials sector.